Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 398,674,793.42	[1]
Previously Paid Amount	276.1	[2]
Total Fee Amount	55,056.99
Total Offset Amount	0
Net Fee	$ 54,780.89

[1]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the proposed maximum aggregate offering price is an amount equal to the product of (i) 31,525,773 common shares of MFS High Income Municipal Trust (“CXE”), 25,492,782 common shares of MFS High Yield Municipal Trust (“CMU”), 8,199,220 common shares of MFS Investment Grade Municipal Trust (“CXH”) and 12,278,003 common shares of Abrdn National Municipal Income Fund (“VFL”), the estimated maximum number of common shares of CXE, CMU, CXH, and VFL, respectively, that may be exchanged for common shares of MFS Municipal Income Trust (“MFM”) in accordance with the terms of the Agreement and Plan of Reorganization, and (ii) $3.725, $3.5175, $7.9896, and $10.2673 the average of the high and low trading price of shares of common stock of CXE, CMU, CXH and VFL, respectively, on January 21, 2026 (within five business days prior to the date of filing of this Registration Statement).
[2]	Previously paid in connection with the Registrant’s registration statement on Form N-14 (File No. 333-292203) filed with the Securities and Exchange Commission on December 17, 2025.